Related parties - Key Management Personnel Compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related parties
Wages	R$ 6,650	R$ 17,497	R$ 14,268
Direct and indirect benefits	524	1,237	690
Variable compensation (bonuses)	946	16,737	25,478
Short-term benefits	8,120	35,471	40,436
Share-based payment benefits	10,626	15,647	14,533
Total	R$ 18,746	R$ 51,118	R$ 54,969